Statement of Additional Information (SAI) Supplement – May 30, 2014

Fund	SAI dated
Columbia Funds Variable Series Trust II

Columbia Variable Portfolio – Global Bond Fund	May 1, 2014

Columbia Variable Portfolio – Seligman Global Technology Fund	May 1, 2014

Effective immediately, the information in the About the Trust section of the SAI for Columbia Variable Portfolio – Seligman Global Technology Fund has been hereby superseded and replaced with the following:

Fund	Date Began Operations	Diversified(a)	Investment Category
VP –Seligman Global Technology Fund	May 1, 1996	No	Equity

(a)	If a non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from non-diversified to diversified. A diversified fund may convert to non-diversified status only with shareholder approval.

The rest of this section remains the same.

The information under the subsection The Investment Manager and Subadvisers – Portfolio Managers in the Investment Management and Other Services section in the SAI for Columbia Variable Portfolio – Global Bond Fund and Columbia Variable Portfolio – Seligman Global Technology Fund has been hereby superseded and replaced with the following:

Effective May 31, 2014:

		Other Accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and type of account(a)	Approximate Total Net Assets	Performance Based Accounts(b)
VP – Global Bond	Zach Pandl(c)	3 RICs 7 other accounts	$4.61 billion $0.23 million	None	(3)	(32)
	Gene Tannuzzo(c)	4 RICs 72 other accounts	$4.92 billion $1.27 billion	None
	Jim Cielinski	2 RICs 4 PIVs 1 other account	$216.99 million $994.4 million $34.4 million	1 PIV (13.9 M)	(6)	(36)
	Matthew Cobon	2 RICs 2 PIVs	$216.99 million $732.10 million	2 PIVs ($732.1 M)

Effective June 30, 2014:

		Other Accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and type of account(a)	Approximate Total Net Assets	Performance Based Accounts(b)
VP – Seligman Global Technology	Paul Wick	3 RICs 1 PIV 4 other accounts	$3.65 billion $113.09 million $4.69 million	1 PIV ($113.09 M)	(3)	(59)
	Ajay Diwan	3 RICs 5 other accounts	$3.65 billion $1.36 million	None
	Shekhar Pramanick(d)	1 RIC 5 other accounts	$3.39 billion $2.22 million	None
	Sanjay Devgan(d)	2 RICs 2 other accounts	$3.48 billion $0.31 million	None
	Rahul Narang(d)	3 RICs 10 other accounts	$1.65 billion $86.09 million	None	(3)	(32)

(a)	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c)	The portfolio manager began managing the fund after its fiscal year end; reporting information is provided as of January 31, 2014.

(d)	The portfolio manager began managing the fund after its fiscal year end; reporting information is provided as of December 31, 2013.

The rest of this section remains the same.

Shareholders should retain this supplement for future reference.

S-6466-228 A (5/14)